Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities of the former VIEs - VIEs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,951	$ 293
Accounts receivable, net	474	1,333
Amounts due from subsidiaries	12,766	8,067
Property and equipment and intangible assets	775	1,195
Others	5,536	9,602
Total assets	21,502	20,490
Short term borrowings	574	941
Amounts due to parent and subsidiaries	60,029	55,623
Accounts payable, accrued expenses and other liabilities	12,690	16,458
Contract liabilities	62	89
Others	80	18
Total liabilities	73,435	73,129
Total shareholders’ deficit	$ (51,933)	$ (52,639)